RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transaction [Line Items]
Dividends Declared [Table Text Block]	d) Dividends to non-controlling interests:

(in thousands of $)	2014	2013	2012
Faraway Maritime Shipping Company	—	—	1,800
Golar Partners	—	—	30,282
	—	—	32,082

Related party transactions
As of December 31, 2014, World Shipholding owned 1.9% (2013: 45.6%) of Golar. Following this, World Shipholding, Frontline Ltd, Seatankers Management Company Limited, Ship Finance AS and Seadrill Ltd., ceased to be our related parties. Transactions with these companies until September 10, 2014 are presented below:

(in thousands of $)	2014	2013	2012
Frontline Ltd. and subsidiaries (i)	34	49	(325)
Seatankers Management Company Limited (i)	(112)	(45)	31
Ship Finance AS (i)	116	207	4
Seadrill Ltd (i)	(5)	—	—
Golar Wilhelmsen (ii)	(7,031)	(4,899)	(3,169)
World Shipholding Ltd (iii)	—	(976)	(2,961)

(Payables to) receivables from related parties (excluding Golar Partners):

(in thousands of $)	2014	2013
World Shipholding
- Loan (iii)	—	(50,000)
Frontline	—	(60)
Seatankers	—	91
Ship Finance	—	2
Seadrill Limited	—	(74)
Golar Wilhemsen (ii)	(1,394)	—
Bluewater Gandria	—
	(1,394)	(50,041)

Golar LNG Partners
Related Party Transaction [Line Items]
Related party transactions
a) Transactions with Golar Partners and subsidiaries:

Net revenues: Prior to the deconsolidation of Golar Partners, the following revenues presented below were largely eliminated upon consolidation of Golar Partners for the periods through to December 13, 2012:

(in thousands of $)	2014	2013	2012
Transactions with Golar Partners and subsidiaries:
Management and administrative services fees income (i)	2,877	2,569	2,876	*
Ship management fees income (ii)	7,746	6,701	4,222	*
Interest income on vendor financing loan - Golar Freeze (iii)	—	—	11,921
Interest income on vendor financing loan - NR Satu (iv)	—	—	4,737	*
Interest income on high-yield bonds (v)	—	1,972	575	*
Interest income on Golar Energy loan (vi)	—	—	829
Total	10,623	11,242	25,160

*The net effect to our consolidated statement of operations for the year ended December 31, 2012 was an aggregate income of $1.5 million.

Receivables (payables): The balances with Golar Partners and subsidiaries as of December 31, 2014 and 2013 consisted of the following:

(in thousands of $)	2014	2013
Trading balances due from Golar Partners and subsidiaries (vii)	13,337	5,989
Methane Princess Lease security deposit movements (viii)	(3,486)	(4,257)
Short-term debt due from Golar Partners (ix)	20,000	—
	29,851	1,732

(i) Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

(ii) Ship management fees - Golar and certain of its affiliates charged ship management fees to Golar Partners for the provision of technical and commercial management of the vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(iii) Vendor financing loan - Golar Freeze - In October 2011, in connection with the sale of the Golar Freeze, we entered into a financing loan agreement with Golar Partners for an amount of $222.3 million. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012.

(iv) Vendor financing loan - NR Satu - In July 2012, in connection with the sale of the NR Satu, we entered into a financing loan agreement with Golar Partners for an amount of $175.0 million. Of this amount, $155.0 million was drawn down in July 2012. A further $20.0 million was available for drawdown until July 2015. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012.

(v) High-yield bonds - In October 2012, Golar Partners completed the issuance of NOK1,300.0 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227.0 million. Of this amount, approximately $35.0 million, was issued to us. We sold our participation on the high yield bond in November 2013.

(vi) Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25.0 million on its loan agreement entered into in December 2011 with Golar Energy. The loan was unsecured, repayable on demand and bore interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by Golar Partners, including Golar Singapore, were extinguished.

(vii) Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

(viii) Methane Princess Lease security deposit movements - This represents net advances from Golar Partners, which correspond to the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement (see 'Other transactions' section (c) below). Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.